Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 22, 2019	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value, beginning balance
Initial measurement on November 22, 2019	$ 3,080,000
Change in fair value	160,000	$ 1,360,000	$ (2,560,000)	$ 2,640,000
Transfer to Level 1
Fair value, ending balance				5,880,000	3,240,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value, beginning balance
Initial measurement on November 22, 2019	3,800,000
Change in fair value	200,000			(750,000)
Transfer to Level 1				(3,250,000)
Fair value, ending balance					4,000,000
Level 3 Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value, beginning balance
Initial measurement on November 22, 2019	6,880,000
Change in fair value	$ 360,000	$ 1,360,000	$ (2,560,000)	1,890,000
Transfer to Level 1				(3,250,000)
Fair value, ending balance				$ 5,880,000	$ 7,240,000